                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4492
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                               MFS SERIES TRUST X
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: August 31*
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                   Date of reporting period: August 31, 2006
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* This Form N-CSR pertains to the following series of the Registrant:
  MFS Floating Rate High Income Fund.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

KEEPING YOU INFORMED

MFS wants to ensure that you are consistently updated about your investments with us. This shareholder report will not only show how your investment performed during the time period, but will also provide you with informative commentary from the portfolio management team. They will offer an overview of market conditions and will also discuss the specific factors that may have enhanced or detracted from your investment's performance.

MFS(R) FLOATING RATE HIGH INCOME FUND

LETTER FROM THE CEO                                      1
----------------------------------------------------------
PORTFOLIO COMPOSITION                                    2
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MANAGEMENT REVIEW                                        3
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PERFORMANCE SUMMARY                                      4
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EXPENSE TABLE                                            7
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PORTFOLIO OF INVESTMENTS                                 9
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STATEMENT OF ASSETS AND LIABILITIES                     21
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STATEMENT OF OPERATIONS                                 23
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STATEMENTS OF CHANGES IN NET ASSETS                     24
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FINANCIAL HIGHLIGHTS                                    25
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NOTES TO FINANCIAL STATEMENTS                           28
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REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                                  35
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TRUSTEES AND OFFICERS                                   36
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BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT           42
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PROXY VOTING POLICIES AND INFORMATION                   46
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QUARTERLY PORTFOLIO DISCLOSURE                          46
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FEDERAL TAX INFORMATION                                 46
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MFS(R) PRIVACY NOTICE                                   47
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CONTACT INFORMATION                             BACK COVER
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Fund objective: Seeks to provide high current income.

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

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                       NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
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                                                                        8/31/06
                                                                        FRH-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    The story is as old as the tortoise and the hare, but we believe it is still relevant today -- "slow and steady" is the way to go when it comes to investing. While financial markets will naturally ebb and flow over time, investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    The first half of 2006 brought a high degree of fluctuation in markets around the globe as varying economic factors pulled markets in opposite directions. The global economy, for example, continued to grow at its fastest pace in three decades -- spurred by increased international trade, good job growth, and wage increases. At the same time, central banks around the world raised interest rates in sync in a collaborative attempt to curb inflation. While this was a positive development in some regions, in other cases, economic and market gains were tempered.

    What does all of this mean to you as an investor? If you're focused on the long term, these global developments become part of a longer cycle instead of one-time events that can have a significant impact on your portfolio.

    At MFS(R), our investment management process -- honed over 80 years -- combines a unique teamwork approach with an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy:

    o ALLOCATE holdings across the major asset classes -- including stocks, bonds, and cash.
    o DIVERSIFY within each class to take advantage of different market segments and investing styles.
    o REBALANCE assets regularly to maintain a desired asset allocation.

    Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    October 13, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Floating Rate Loans                        94.7%
              Bonds                                       2.1%
              Cash & Other Net Assets                     3.2%

              TOP FIVE LOAN AND BOND INDUSTRIES (i)

              Medical & Health Technology
              & Services                                  7.2%
              ------------------------------------------------
              Chemicals                                   5.4%
              ------------------------------------------------
              Printing & Publishing                       5.4%
              ------------------------------------------------
              Consumer Goods & Services                   5.3%
              ------------------------------------------------
              Broadcasting                                4.9%
              ------------------------------------------------

              CREDIT QUALITY OF LOANS AND BONDS (r)

              BBB                                         0.4%
              ------------------------------------------------
              BB                                         36.4%
              ------------------------------------------------
              B                                          44.3%
              ------------------------------------------------
              CCC                                         0.7%
              ------------------------------------------------
              Not Rated                                  18.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Maturity (w)                    6.0 yrs.
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (long-term)(a)                     B+
              ------------------------------------------------
              Average Credit Quality of Rated
              Securities (short-term)(a)                   A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(i) For purposes of this graphical presentation, the loan and bond components include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 8/31/06.
(w) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity.

Percentages are based on net assets as of 8/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended August 31, 2006, Class A shares of the MFS Floating Rate High Income Fund provided a total return of 4.70%, at net asset value. This compares with a return of 5.90% for the fund's benchmark, the S&P/LSTA Leveraged Loan Index.

DETRACTORS FROM PERFORMANCE

Relative performance was negatively impacted by our positioning in higher-rated "BB"(s) securities, which have historically exhibited lower losses and consequently provide lower yields.

The portfolio's cash position detracted from relative performance over the period. The portfolio holds cash to buy new holdings and to provide liquidity. In a period when fixed income markets rose, as measured by the portfolio's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

CONTRIBUTORS TO PERFORMANCE

Increases in short-term interest rates during the reporting period led to higher dividend payouts and helped the fund's relative results.

Respectfully,

David J. Cobey                     Philip C. Robbins
Portfolio Manager                  Portfolio Manager

(s) Bonds rated "BBB", "Baa", or higher are considered investment grade; bonds rated "BB", "Ba", or below are considered non-investment grade. The primary source for bond quality ratings is Moody's Investors Service. If not available, ratings by Standard & Poor's are used, else ratings by Fitch, Inc. For securities which are not rated by any of the three agencies, the security is considered Not Rated.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 8/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT
(For the period from the commencement of the fund's investment operations, January 5, 2005 through the stated period end. Index information is from January 1, 2005.)

                        MFS Floating Rate    S&P/LSTA
                         High Income Fund   Leveraged
                          - Class A         Loan Index

             1/05          $ 9,750          $10,000
             8/05           10,128           10,340
             8/06           10,604           10,950

TOTAL RETURNS THROUGH 8/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr      Life (t)
---------------------------------------------------------------
        A                 1/05/05             4.70%       5.21%
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        C                 1/05/05             4.03%       4.54%
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        I                 1/05/05             4.96%       5.43%
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AVERAGE ANNUAL
  Comparative benchmark                       1-yr      Life (t)
---------------------------------------------------------------
S&P/LSTA Leveraged Loan Index (f)             5.90%       5.60%
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AVERAGE ANNUAL WITH SALES CHARGE
   Share class                                1-yr      Life (t)
---------------------------------------------------------------
        A                                     2.09%       3.61%
With Initial Sales Charge (2.50%)
---------------------------------------------------------------
        C                                     3.03%       4.54%
With CDSC (1% for 12 months) (x)
---------------------------------------------------------------

Class I shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, January 5, 2005 through the stated period end. Index information is from January 1, 2005.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

S&P/LSTA Leveraged Loan Index (LLI) - reflects the market-weighted performance of U.S. dollar-denominated institutional leveraged loan portfolios. The index primarily consists of senior secured facilities, but also includes second lien and unsecured loans if they are broadly held by Collateralized Loan Obligations (CLO's) and other traditional loan accounts, and have 1) a minimum initial term of one year; 2) a minimum initial spread of LIBOR+125, and; 3) a minimum initial size of $50 million.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class I shares are available only to certain eligible investors.

From January 5, 2005 through March 31, 2005, the Floating Rate High Income Fund's fees and expenses were waived or paid for by the adviser. From
April 1, 2005 through December 31, 2005, MFS had agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses did not exceed 0.10% annually of the fund's average daily net assets. Effective January 1, 2006 until March 31, 2006, MFS had agreed in writing to bear a portion of the fund's operating expenses, exclusive of management, distribution and service and certain other fees and expenses, such that the operating expenses did not exceed 0.40% annually. Effective April 1, 2006 until December 31, 2006, MFS has agreed in writing to bear a portion of the fund's operating expenses, exclusive of management, distribution and service and certain other fees and expenses, such that the operating expenses do not exceed 0.20% annually. Had applicable expense subsidies or waivers not been in effect, performance would have been lower. Through August 31, 2006, Class A average annual total return not including sales charge would have been 4.62% for the Life period. Through August 31, 2006, Class C average annual total return not including sales charge would have been 3.67% for the Life period. Through August 31, 2006, Class I average annual total return not including sales charge would have been 4.97% for the Life period.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, March 1, 2006 through August 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2006 through August 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    3/01/06-
Class                       Ratio      3/01/06        8/31/06         8/31/06
--------------------------------------------------------------------------------
        Actual              1.13%    $1,000.00       $1,023.40         $5.76
  A  ---------------------------------------------------------------------------
        Hypothetical (h)    1.13%    $1,000.00       $1,019.51         $5.75
--------------------------------------------------------------------------------
        Actual              1.87%    $1,000.00       $1,019.60         $9.52
  C  ---------------------------------------------------------------------------
        Hypothetical (h)    1.87%    $1,000.00       $1,015.78         $9.50
--------------------------------------------------------------------------------
        Actual              0.87%    $1,000.00       $1,025.70         $4.44
  I  ---------------------------------------------------------------------------
        Hypothetical (h)    0.87%    $1,000.00       $1,020.82         $4.43
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.

(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

Effective April 1, 2006 the fund's operating expenses were reduced from 0.40% to 0.20% (as described in Note 3 of the Notes to the Financial Statements). Had this fee reduction been in effect throughout the entire six month period, the annualized expense ratio would have been 1.09%, 1.84%, and 0.84% for Class A, Class C, and Class I respectively, and the actual expenses paid during the period would have been approximately $5.56, $9.37, and $4.29 for Class A, Class C, and Class I, respectively.

PORTFOLIO OF INVESTMENTS
8/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Floating Rate Loans - 93.4% (g)(r)
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
ISSUER                                                                  SHARES/PAR           VALUE ($)
------------------------------------------------------------------------------------------------------
Aerospace - 2.7%
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DRS Technologies, Inc., Term Loan, 6.96%, 2013                         $  2,213,650      $   2,218,494
Hexcel Corp., Term Loan B, 7.21%, 2012                                    1,069,515          1,069,515
Mid-Western Aircraft, Term Loan B, 7.75%, 2011                              806,850            810,212
Transdigm, Inc., Term Loan B, 7.45%, 2013                                 1,278,991          1,283,388
                                                                                         -------------
                                                                                         $   5,381,609
------------------------------------------------------------------------------------------------------
Airlines - 1.1%
------------------------------------------------------------------------------------------------------
United Airlines, Inc., Term Loan, 9.08%, 2012                          $     84,890      $      86,031
United Airlines, Inc., Term Loan B, 9.25%, 2012                             591,030            598,972
US Airways Group, Inc., Term Loan, 8.99%, 2011                            1,500,000          1,506,563
                                                                                         -------------
                                                                                         $   2,191,566
------------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Incremental Term Loan, 6.85%, 2013         $  1,034,383      $   1,036,969
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Apparel Manufacturers - 0.3%
------------------------------------------------------------------------------------------------------
Hanesbrands, Inc., Second Lien Term Loan, 2014 (o)                     $    208,158      $     211,605
Hanesbrands, Inc., Term Loan B, 2013 (o)                                    416,316            419,438
                                                                                         -------------
                                                                                         $     631,043
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Automotive - 3.5%
------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc., Term Loan B, 7.25%, 2012                           $    617,507      $     617,121
Cooper Standard Automotive, Inc., Term Loan D, 8%, 2011                   1,495,485          1,499,847
Gleason, Term Loan, 7.95%, 2013                                             477,866            479,956
Lear Corp., Term Loan, 7.97%, 2012                                        1,500,000          1,481,719
Mark IV Industries, Inc., Second Lien Term Loan, 11.29%, 2011               995,498          1,015,408
Mark IV Industries, Inc., Term Loan, 8.03%, 2011                            661,400            666,636
TRW Automotive Acquisitions Corp., Term Loan B-2, 6.81%, 2012             1,227,702          1,226,167
                                                                                         -------------
                                                                                         $   6,986,854
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Basic Industry - 0.4%
------------------------------------------------------------------------------------------------------
Trimas Corp., Letter of Credit, 8.0756%, 2013 (o)                      $    160,602      $     161,405
Trimas Corp., Term Loan B, 8.25%, 2013 (o)                                  686,226            689,657
                                                                                         -------------
                                                                                         $     851,062
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Broadcasting - 4.2%
------------------------------------------------------------------------------------------------------
Block Communications, Inc., Term Loan, 7.5%, 2006                      $  1,456,680      $   1,458,501
CMP Susquehanna Corp., Term Loan B, 7.31%, 2013                             416,336            415,750
Cumulus Media, Inc., Term Loan B, 7.45%, 2013                             1,555,530          1,559,176
Entravision Communications Corp., Term Loan B, 7.01%, 2013                1,225,247          1,223,715
Gray Television, Inc., Term Loan B, 7.01%, 2012                           1,231,606          1,228,912
Gray Television, Inc., 2006-1 Incremental Term Loan, 7%, 2013               162,185            161,830
Nextmedia Operating, Second Lien Term Loan, 10.01%, 2013                    500,000            501,042
Nextmedia Operating, Term Loan, 7.33%, 2012                                 343,558            341,625
Nextmedia Operating, Term Loan B, 7.41%, 2012                               152,692            151,833
Quebecor Media, Inc., Term Loan B, 7.51%, 2013                              963,538            968,356
Spanish Broadcasting Systems, Inc., Term Loan, 7.25%, 2012                  493,750            493,133
                                                                                         -------------
                                                                                         $   8,503,873
------------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 0.4%
------------------------------------------------------------------------------------------------------
Ameritrade Holding Corp., Term Loan B, 6.83%, 2012                     $    846,131      $     844,677
------------------------------------------------------------------------------------------------------
Building - 2.8%
------------------------------------------------------------------------------------------------------
CONTECH Construction Products, Inc., Term Loan, 7.44%, 2013            $    948,764      $     949,357
NCI Building Systems, Inc., Term Loan B, 6.71%, 2010                        795,844            794,850
Nortek, Inc., Term Loan B, 7.36%, 2011                                      982,456            977,544
Quality Home Brands Holdings LLC, Second Lien Term
Loan, 11.94%, 2013                                                          483,050            487,881
Quality Home Brands Holdings LLC, Term Loan, 8.14%, 2012                    300,345            301,847
Stile Acquisition Corp., Canadian Term Loan, 5.52%, 2013                    858,724            844,275
Stile Acquisition Corp., Term Loan, 5.52%, 2013                             860,187            845,713
Walter Industries, Inc., Term Loan B, 7.11%, 2012                           330,382            330,795
                                                                                         -------------
                                                                                         $   5,532,262
------------------------------------------------------------------------------------------------------
Business Services - 3.8%
------------------------------------------------------------------------------------------------------
Affiliated Computer, Term Loan B, 7.33%, 2013                          $  1,293,500      $   1,295,763
Datatel Holdings, Inc., Second Lien Term Loan, 10.99%, 2011                 497,691            497,691
Datatel Holdings, Inc., Term Loan, 7.99%, 2011                              988,026            988,026
Infor Global Solutions, Term Loan, 2012 (o)                                 220,432            221,626
Infor Global Solutions, Term Loan, 2012 (o)                                 422,495            424,784
iPayment, Inc., Term Loan, 7.72%, 2013                                      840,944            839,893
RGIS, Term Loan B, 7.48%, 2012                                              966,224            962,600
TransFirst Holdings, Inc., Term Loan B, 7.82%, 2013                         656,171            659,452
Travelport, Letter of Credit, 2013 (o)                                      154,773            155,257
Travelport, Term Loan, 2013 (o)                                           1,579,921          1,584,858
                                                                                         -------------
                                                                                         $   7,629,950
------------------------------------------------------------------------------------------------------
Cable TV - 4.2%
------------------------------------------------------------------------------------------------------
Bresnan Communications LLC, Second Lien Term Loan, 9.92%, 2014         $    200,000      $     204,167
Bresnan Communications LLC, Term Loan, 7.17%, 2013                          855,000            853,664
Cequel Communications LLC, Term Loan, 7.74%, 2013                           827,373            820,960
Charter Communications Operating LLC, Term Loan, 8.13%, 2013              1,302,544          1,305,394
CSC Holdings, Inc., Incremental Term Loan, 7.13%, 2013                    1,496,250          1,487,069
Mediacom Broadband LLC, Term Loan, 7.38%, 2015                              600,000            596,500
Mediacom Communications Corp., Term Loan D, 7.23%, 2015                     990,000            984,637
San Juan Cable, Term Loan, 7.27%, 2012                                    1,102,460          1,102,805
UPC Financing Partnership, Term Loan J-2, 7.64%, 2013                       500,000            499,062
UPC Financing Partnership, Term Loan K-2, 7.64%, 2013                       500,000            499,062
                                                                                         -------------
                                                                                         $   8,353,320
------------------------------------------------------------------------------------------------------
Chemicals - 5.4%
------------------------------------------------------------------------------------------------------
Basell Finance Co., Term Loan B-2, 7.58%, 2013                         $    231,840      $     234,448
Basell Finance Co., Term Loan B-4, 7.58%, 2013                               46,368             46,890
Basell Finance Co., Term Loan C-2, 8.33%, 2014                              231,840            234,448
Basell Finance Co., Term Loan C-4, 8.33%, 2014                               46,368             46,890
Celanese AG, Dollar Term Loan, 7.5%, 2011                                 1,395,031          1,399,389
Hexion Specialty Chemicals, Inc., Term Loan C-1, 7.56%, 2013              1,344,336          1,329,633
Hexion Specialty Chemicals, Inc., Term Loan C-2, 7.5%, 2013                 292,028            288,834
Huntsman International LLC, Term Loan B, 7.08%, 2012                      1,087,534          1,084,136
Ineos U.S. Finance LLC, Term Loan B-2, 7.34%, 2014                          754,249            759,905
Ineos U.S. Finance LLC, Term Loan C-2, 7.84%, 2014                          754,249            759,905
Lucite International U.S. Finco Ltd., Term Loan B, 2013 (o)                 706,691            710,224
Lucite International U.S. Finco Ltd., Term Loan B-2, 2013 (o)               247,706            248,945
Nalco Company, Term Loan B, 7.22%, 2010                                   1,075,558          1,075,110
Texas Petrochemicals Corp., Letter of Credit, 5.41%, 2008                   245,455            246,682
Texas Petrochemicals Corp., Term Loan B, 7.96%, 2013                        736,364            740,045
Vertellus Specialties, Inc., Term Loan, 8.61%, 2013                       1,582,812          1,582,812
                                                                                         -------------
                                                                                         $  10,788,296
------------------------------------------------------------------------------------------------------
Computer Software - 0.8%
------------------------------------------------------------------------------------------------------
Nuance Communications, Term Loan, 7.33%, 2013                          $    798,000      $     790,519
Vertafore, Inc., Second Lien Term Loan, 11.42%, 2013                        339,000            342,955
Vertafore, Inc., Term Loan, 9.33%, 2012                                      48,282             48,373
Vertafore, Inc., Term Loan, 7.89%, 2012                                     374,671            375,374
                                                                                         -------------
                                                                                         $   1,557,221
------------------------------------------------------------------------------------------------------
Construction - 0.7%
------------------------------------------------------------------------------------------------------
Mattamy Funding Partnership, Term Loan B, 7.69%, 2013                  $  1,496,250      $   1,496,250
------------------------------------------------------------------------------------------------------
Consumer Goods & Services - 5.2%
------------------------------------------------------------------------------------------------------
ACCO Brands Corp., Term Loan B, 7.18%, 2012                            $    672,350      $     671,930
Affinion Group, Term Loan B, 8.17%, 2012                                  1,514,732          1,522,306
Bare Escentuals Beauty, Inc., Second Lien Term
Loan, 12.33%, 2013                                                          302,089            303,599
Bare Escentuals Beauty, Inc., Term Loan, 8.19%, 2012                        653,406            654,223
Coinmach Corp., Term Loan B-1, 7.91%, 2012                                1,242,488          1,249,477
Easton-Bell Sports, Inc., Term Loan B, 6.82%, 2012                          798,000            797,667
Fender Musical Instruments Corp., Term Loan, 7.87%, 2013                    394,611            396,337
Mega Bloks, Inc., Term Loan B, 7.2%, 2012                                 1,078,102          1,076,081
National Bedding Co., Second Lien Term Loan, 10.49%, 2012                   312,500            316,016
National Bedding Co., Term Loan, 7.39%, 2011                                804,375            807,056
Simmons Co., Term Loan D, 7.49%, 2013                                       668,485            671,619
Spectrum Brands, Inc., Term Loan B, 8.4%, 2012                              692,550            692,550
Springs Window Fashions LC, Term Loan B, 8.25%, 2012                      1,274,174          1,285,323
                                                                                         -------------
                                                                                         $  10,444,184
------------------------------------------------------------------------------------------------------
Containers - 1.6%
------------------------------------------------------------------------------------------------------
Bluegrass Container Co., Second Lien, 10.33%, 2013                     $    200,937      $     202,863
Bluegrass Container Co., Second Lien Term Loan, 10.33%, 2013                627,929            633,947
Bluegrass Container Co., Term Loan, 7.58%, 2013                             190,890            192,143
Bluegrass Container Co., Term Loan B, 7.58%, 2013                           637,976            642,163
Owens-Illinois Group, Inc., Term Loan B, 7.08%, 2013                      1,440,891          1,440,891
                                                                                         -------------
                                                                                         $   3,112,007
------------------------------------------------------------------------------------------------------
Electronics - 0.5%
------------------------------------------------------------------------------------------------------
Sensata Technologies, Term Loan B, 7.24%, 2013                         $  1,100,000      $   1,092,300
------------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
------------------------------------------------------------------------------------------------------
Carrizo Oil & Gas, Second Lien Term Loan, 11.5%, 2010                  $    792,000      $     808,830
CDX Funding LLC, Second Lien Term Loan, 10.75%, 2013                      1,063,745          1,079,701
                                                                                         -------------
                                                                                         $   1,888,531
------------------------------------------------------------------------------------------------------
Entertainment - 3.2%
------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., Term Loan B, 7.53%, 2013                      $    567,185      $     570,178
Cedar Fair LP, Term Loan B, 2012 (o)                                      1,341,192          1,347,480
Century Theaters, Term Loan B, 7.11%, 2013                                1,061,000          1,061,000
Deluxe, Inc., Term Loan, 9.25%, 2011                                        626,595            629,990
Metro-Goldwyn-Mayer Studios, Inc., Term Loan A, 7.75%, 2011                 488,095            485,178
Metro-Goldwyn-Mayer Studios, Inc., Term Loan B, 8.75%, 2012                 997,500            992,626
Panavision, Inc., Term Loan, 8.44%, 2011                                     99,750            100,560
Regal Cinemas, Inc., Term Loan, 7.24%, 2010                               1,210,269          1,205,278
                                                                                         -------------
                                                                                         $   6,392,290
------------------------------------------------------------------------------------------------------
Financial Institutions - 0.7%
------------------------------------------------------------------------------------------------------
Nasdaq Stock Market, Inc., Term Loan B, 6.97%, 2012                    $    897,658      $     896,162
Nasdaq Stock Market, Inc., Term Loan C, 7.07%, 2012                         520,352            519,484
                                                                                         -------------
                                                                                         $   1,415,646
------------------------------------------------------------------------------------------------------
Food & Beverages - 2.4%
------------------------------------------------------------------------------------------------------
Del Monte Corp., Term Loan B-1, 7.04%, 2012                            $  1,126,230      $   1,126,582
Dole Food Co., Inc., Letter of Credit, 5.37%, 2013                          139,535            137,467
Dole Food Co., Inc., Term Loan, 7.52%, 2013                                 313,169            308,527
Dole Food Co., Inc., Term Loan C, 7.54%, 2013                             1,043,895          1,028,423
Le-Natures, Inc., Term Loan B, 7.9%, 2010                                   872,615            872,615
Mafco Worldwide, Term Loan B, 7.42%, 2011                                 1,413,689          1,415,456
                                                                                         -------------
                                                                                         $   4,889,070
------------------------------------------------------------------------------------------------------
Forest & Paper Products - 1.4%
------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., Second Lien Term Loan, 8.3%, 2013               $    508,023      $     512,224
Georgia-Pacific Corp., Term Loan, 7.35%, 2012                             1,010,966          1,011,913
Smurfit-Stone Container Corp., Deposit Funded
Loan, 7.76%, 2011(o)                                                         66,800             67,122
Smurfit-Stone Container Corp., Term Loan B, 7.55%, 2011 (o)                 993,919            998,704
Smurfit-Stone Container Corp., Term Loan C, 7.76%, 2011 (o)                 161,891            162,670
                                                                                         -------------
                                                                                         $   2,752,633
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 3.2%
------------------------------------------------------------------------------------------------------
CCM Merger, Inc., Term Loan B, 7.45%, 2012                             $    882,600      $     878,554
Gulfside Casino, Term Loan B, 10.42%, 2012                                1,807,385          1,807,385
Penn National Gaming, Inc., Term Loan B, 7.2%, 2012                         992,500            995,602
Resorts International Hotel & Casino, Inc., Term Loan
B, 9.5%, 2012                                                               974,538            979,411
Tamarack Resorts, Letter of Credit, 8.33%, 2011                             720,000            720,000
Tamarack Resorts, Term Loan B, 8.75%, 2011                                1,077,300          1,077,300
                                                                                         -------------
                                                                                         $   6,458,252
------------------------------------------------------------------------------------------------------
Industrial - 3.0%
------------------------------------------------------------------------------------------------------
Alliance Laundry Holdings LLC., Term Loan B, 7.62%, 2012               $    656,250      $     658,711
Babcock & Wilcox Co., Synthetic Letter of Credit, 5.4%, 2012                656,664            659,947
Chart Industries, Inc., Term Loan B, 7.56%, 2012                            479,954            480,854
Education Management Corp., Term Loan B, 8.06%, 2013                        590,299            592,697
Interline Brands, Inc., Term Loan, 7.26%, 2013                              396,866            396,866
Interline Brands, Inc., Term Loan B, 7.26%, 2013                            305,282            305,282
JohnsonDiversey, Inc., Term Loan, 7.93%, 2010                               169,504            170,245
JohnsonDiversey, Inc., Term Loan B, 7.97%, 2011                             225,154            226,632
Mueller Group, Inc., Term Loan B, 7.42%, 2012                               348,082            349,997
Rexnord Corp., Term Loan, 2013 (o)                                        1,276,390          1,281,974
Wastequip, Inc., Second Lien Term Loan, 10.99%, 2012                        193,327            193,327
Wastequip, Inc., Term Loan, 7.75%, 2011                                     191,398            191,398
X-Rite, Second Lien Term Loan, 10.39%, 2013                                 303,201            303,201
X-Rite, Term Loan, 7.64%, 2012                                              303,201            302,442
                                                                                         -------------
                                                                                         $   6,113,573
------------------------------------------------------------------------------------------------------
Insurance - 1.4%
------------------------------------------------------------------------------------------------------
Arg Holding, Term Loan, 8.5%, 2011                                     $  1,077,887      $   1,081,256
Asurion Corp., Second Lien Term Loan, 11.58%, 2013                          605,330            611,383
Asurion Corp., Term Loan, 8.33%, 2012                                       902,110            902,674
HMSC Corp., Term Loan, 8.25%, 2011                                          211,978            211,978
                                                                                         -------------
                                                                                         $   2,807,291
------------------------------------------------------------------------------------------------------
Insurance - Health - 0.5%
------------------------------------------------------------------------------------------------------
MultiPlan Corp., Term Loan, 7.5%, 2013                                 $  1,051,956      $   1,044,942
------------------------------------------------------------------------------------------------------
Machinery & Tools - 0.3%
------------------------------------------------------------------------------------------------------
Maxim Crane Works LP, Term Loan, 7.43%, 2012                           $    399,960      $     399,710
NACCO Materials Handling Group, Term Loan, 7.37%, 2013                      200,000            199,250
                                                                                         -------------
                                                                                         $     598,960
------------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 7.2%
------------------------------------------------------------------------------------------------------
Accellent Corp., Term Loan, 7.4%, 2012                                 $    613,406      $     611,106
Concentra Operating Corp., Term Loan B, 7.62%, 2011                         293,711            293,987
DaVita, Inc., Term Loan B, 7.47%, 2012                                      855,245            857,116
Extendicare Health Services, Inc., Term Loan B, 2010 (o)                  1,692,283          1,690,168
Fresenius Medical Care Holdings, Inc., Term Loan B, 6.85%, 2013             997,500            988,415
Genoa Healthcare, Second Lien Term Loan, 13.11%, 2013                       333,333            336,042
Genoa Healthcare, Term Loan, 8.63%, 2012                                    602,572            604,831
HealthSouth Corp., Term Loan B, 8.52%, 2010                               2,300,000          2,308,213
LifePoint Hospitals, Term Loan B, 7.13%, 2012                               930,042            924,562
National Mentor Holdings, Inc., Synthetic Letter of
Credit, 7.84%, 2013                                                          36,821             36,936
National Mentor Holdings, Inc., Term Loan B, 7.84%, 2013                    632,653            634,630
National Renal Institures, Inc., Term Loan B, 7.63%, 2013                   900,000            900,563
Psychiatric Solutions, Term Loan B, 7.23%, 2012                             475,077            475,077
Quintiles Transnational Corp., Term Loan, 7.5%, 2013                      1,004,211          1,002,642
Renal Advantage, Inc., Term Loan B, 7.84%, 2012                             327,525            328,753
Select Medical Corp., Term Loan B, 7.15%, 2012                              987,500            971,293
Team Health, Term Loan B, 7.89%, 2012                                     1,228,595          1,232,819
U.S. Oncology, Inc., Term Loan C, 7.94%, 2011                               317,327            317,922
                                                                                         -------------
                                                                                         $  14,515,075
------------------------------------------------------------------------------------------------------
Medical Equipment - 0.7%
------------------------------------------------------------------------------------------------------
DJ Orthopedics LLC, Term Loan, 7.04%, 2013                             $  1,474,821      $   1,468,369
------------------------------------------------------------------------------------------------------
Metals & Mining - 1.2%
------------------------------------------------------------------------------------------------------
Aleris International, Inc., Term Loan B, 7.88%, 2013                   $    667,970      $     670,058
Alpha Natural Resources, Term Loan B, 7.25%, 2012                           497,500            496,101
Compass Minerals Group, Inc., Term Loan, 6.99%, 2012                        341,006            341,006
Euramax International, Inc., Term Loan, 8.06%, 2012                         329,964            331,201
Novelis, Inc., Canadian Term Loan B, 7.72%, 2012                            224,272            224,693
Novelis, Inc., Term Loan B, 7.72%, 2012                                     389,525            390,256
                                                                                         -------------
                                                                                         $   2,453,315
------------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.4%
------------------------------------------------------------------------------------------------------
Riverstone C/R GS Holdings I, Asset Sale, 7.03%, 2011                  $    115,560      $     115,199
Riverstone C/R GS Holdings I, Canadian Term Loan, 7.03%, 2013               634,066            632,481
Riverstone C/R GS Holdings I, U.S. Term Loan, 7.03%, 2013                   121,035            120,733
                                                                                         -------------
                                                                                         $     868,413
------------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.0%
------------------------------------------------------------------------------------------------------
El Paso Corp., Letter of Credit, 8.87%, 2009                           $    683,188      $     686,603
Epco Holdings, Inc., Term Loan C, 7.38%, 2010                               390,060            391,929
Targa Resources, Bridge Term Loan, 7.58%, 2007                            1,000,000            999,167
                                                                                         -------------
                                                                                         $   2,077,699
------------------------------------------------------------------------------------------------------
Network & Telecom - 1.5%
------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., Term Loan B, 7.82%, 2010           $  1,101,721      $   1,110,443
Windstream Corp., Term Loan B, 7.26%, 2013                                1,824,868          1,833,535
                                                                                         -------------
                                                                                         $   2,943,978
------------------------------------------------------------------------------------------------------
Oil Services - 1.4%
------------------------------------------------------------------------------------------------------
MEG Energy Corp., Term Loan B, 7.5%, 2013                              $    798,000      $     798,200
Petroleum Geo-Services, Term Loan B, 8%, 2012                               712,148            716,896
Regency Gas Services LLC, Term Loan, 2010 (o)                             1,317,458          1,328,436
                                                                                         -------------
                                                                                         $   2,843,532
------------------------------------------------------------------------------------------------------
Oils - 0.6%
------------------------------------------------------------------------------------------------------
Alon U.S.A., Inc., Paramount Term Loan, 7.91%, 2013                    $    290,909      $     293,818
Citgo Petroleum Corp., Term Loan, 6.68%, 2012                               995,000            994,171
                                                                                         -------------
                                                                                         $   1,287,989
------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%
------------------------------------------------------------------------------------------------------
Angiotech, Term Loan B, 6.94%, 2013                                    $    880,019      $     866,544
Warner Chilcott Corp., Dovobet Term Loan, 7.93%, 2012                        22,123             22,144
Warner Chilcott Corp., Dovonex Term Loan, 7.8%, 2012                        110,614            110,716
Warner Chilcott Corp., Term Loan B, 7.79%, 2012                             541,435            542,112
Warner Chilcott Corp., Term Loan C, 7.61%, 2012                             218,172            218,445
Warner Chilcott Corp., Term Loan D, 7.61%, 2012                             100,789            100,915
                                                                                         -------------
                                                                                         $   1,860,876
------------------------------------------------------------------------------------------------------
Pollution Control - 1.2%
------------------------------------------------------------------------------------------------------
Allied Waste North America, Inc., Term Loan, 7.23%, 2012               $    690,000      $     688,103
Allied Waste North America, Inc., Term Loan A, 6.58%, 2012                  270,000            269,291
Duratek, Inc., Term Loan, 7.76%, 2011 (o)                                   407,210            409,500
Energy Solutions, Inc., LC Facility, 7.58%, 2013 (o)                         42,418             42,656
Energy Solutions, Inc., Term Loan B, 7.76%, 2013 (o)                        899,255            904,313
                                                                                         -------------
                                                                                         $   2,313,863
------------------------------------------------------------------------------------------------------
Printing & Publishing - 5.4%
------------------------------------------------------------------------------------------------------
American Media Operations, Inc., Term Loan B, 8.12%, 2009              $  1,150,875      $   1,156,629
Ascend Media Holdings LLC, Term Loan, 8.77%, 2012                           975,000            945,750
Black Press, Term Loan B, 7.5%, 2013                                        403,735            405,753
Black Press, Term Loan B-2, 7.5%, 2013                                      245,125            246,350
Dex Media West LLC, Term Loan B-1, 6.93%, 2010                            1,214,968          1,208,893
Dex Media West LLC, Term Loan B-2, 6.86%, 2010                              830,502            826,119
FSC Acquisition LLC, Term Loan, 7.67%, 2012                                  64,709             64,520
FSC Acquisition LLC, Term Loan, 7.7%, 2012                                  541,762            540,182
MediaNews Group, Inc., Term Loan C, 7.16%, 2013                             919,346            920,495
Nielsen Finance LLC, Term Loan B, 8.19%, 2013                             1,702,423          1,694,621
PBI Media, Second Lien Term Loan, 10.42%, 2013                              232,759            232,178
PBI Media, Term Loan B, 6.42%, 2012                                         231,014            230,822
Philadelphia Media, Term Loan B, 8.2%, 2013 (o)                           1,301,379          1,306,259
R.H. Donnelley, Inc., Term Loan D-1, 6.92%, 2011                            707,409            702,693
Yell Group Ltd., Term Loan B, 2013 (o)                                      333,180            334,273
                                                                                         -------------
                                                                                         $  10,815,537
------------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.3%
------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co., Term Loan B, 7.18%, 2013             $    500,000      $     500,416
------------------------------------------------------------------------------------------------------
Real Estate - 1.4%
------------------------------------------------------------------------------------------------------
Capital Automotive REIT, Term Loan, 7.16%, 2010                        $  1,148,167      $   1,150,217
General Growth Properties, Inc., Term Loan A, 6.58%, 2010                 1,534,000          1,511,374
Lion Gables Realty LP, Term Loan, 7.12%, 2006                                47,797             47,797
Maguire Properties, Inc., Term Loan B, 7.08%, 2010                          185,556            185,556
                                                                                         -------------
                                                                                         $   2,894,944
------------------------------------------------------------------------------------------------------
Restaurants - 2.2%
------------------------------------------------------------------------------------------------------
Burger King Corp., Term Loan B-1, 7%, 2012                             $  1,679,819      $   1,675,620
CBRL Group, Inc., Term Loan B, 6.96%, 2013                                1,254,398          1,246,558
Dave & Buster's, Inc., Term Loan B, 7.94%, 2013                             158,602            158,602
Dave & Buster's, Inc., Term Loan C, 8%, 2013                                159,000            159,000
El Pollo Loco, Inc., Term Loan, 8.4%, 2011                                  404,965            405,977
NPC International, Term Loan B, 7.14%, 2013                                 249,994            248,431
Quiznos LLC., Term Loan, 7.75%, 2013                                        605,926            603,843
                                                                                         -------------
                                                                                         $   4,498,031
------------------------------------------------------------------------------------------------------
Retailers - 2.7%
------------------------------------------------------------------------------------------------------
Burlington Coat Factory, Term Loan B, 7.53%, 2013                      $    714,117      $     692,842
J. Crew Group, Term Loan B, 7.74%, 2013                                     287,801            287,562
Neiman-Marcus Group, Inc., Term Loan, 7.77%, 2013                         1,474,684          1,485,602
Oriental Trading Co., Inc., Term Loan, 8.15%, 2013                        1,300,525          1,300,525
Pep Boys - Manny, Moe & Jack, Term Loan B, 8.33%, 2011                      677,303            684,076
Sears Canada, Inc., Term Loan B, 7.25%, 2012                                733,163            733,163
William Carter Co., Term Loan B, 6.85%, 2012                                303,298            302,540
                                                                                         -------------
                                                                                         $   5,486,310
------------------------------------------------------------------------------------------------------
Steel - 0.1%
------------------------------------------------------------------------------------------------------
John Maneely Co., Term Loan B, 8.51%, 2013                             $    156,187      $     157,228
------------------------------------------------------------------------------------------------------
Supermarkets - 0.4%
------------------------------------------------------------------------------------------------------
SUPERVALU, Inc., Term Loan B, 7.06%, 2012                              $    887,775      $     886,249
------------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.8%
------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co., Term Loan, 7.69%, 2011              $    923,594      $     928,904
Crown Castle Operating Co., Term Loan B, 7.65%, 2014                        616,716            620,184
                                                                                         -------------
                                                                                         $   1,549,088
------------------------------------------------------------------------------------------------------
Telephone Services - 1.2%
------------------------------------------------------------------------------------------------------
Choice One Communications, Inc., Second Lien Term
Loan, 11.75%, 2013                                                     $    309,752      $     312,205
Choice One Communications, Inc., Term Loan, 9.5%, 2012                      309,752            311,398
Sorenson Communications, Inc., Second Lien Term Loan, 2014 (o)              672,922            677,969
Sorenson Communications, Inc., Term Loan, 2013 (o)                        1,021,053          1,023,180
                                                                                         -------------
                                                                                         $   2,324,752
------------------------------------------------------------------------------------------------------
Tire & Rubber - 1.4%
------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co., Deposit Funded Term
Loan, 7.04%, 2010                                                      $  1,000,000      $     999,999
Goodyear Tire & Rubber Co., Second Lien Term Loan, 7.95%, 2010            1,000,000          1,006,500
Tire Rack, Inc., Term Loan B, 7.24%, 2012                                   724,528            719,094
                                                                                         -------------
                                                                                         $   2,725,593
------------------------------------------------------------------------------------------------------
Tobacco - 0.8%
------------------------------------------------------------------------------------------------------
Commonwealth Brands, Inc., Term Loan, 7.75%, 2012                      $    946,824      $     951,558
Reynolds American, Inc., Term Loan, 7.26%, 2012                             595,000            597,107
                                                                                         -------------
                                                                                         $   1,548,665
------------------------------------------------------------------------------------------------------
Transportation - Services - 1.5%
------------------------------------------------------------------------------------------------------
Gainey, Term Loan B, 8.08%, 2012                                       $    776,000      $     779,880
Helm Holding Corp., Term Loan, 7.98%, 2011                                  354,236            354,679
Hertz Corp., Synthetic Letter of Credit, 5.42%, 2012                         94,667             95,239
Hertz Corp., Term Loan, 7.69%, 2012                                         754,025            758,581
Laidlaw International, Inc., Term Loan B, 7.08%, 2013                       506,449            509,403
Laidlaw International, Inc., Canadian Term Loan, 7.08%, 2013                168,816            169,801
TravelCenters of America, Inc., Term Loan B, 7.02%, 2011                    387,302            386,979
                                                                                         -------------
                                                                                         $   3,054,562
------------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.7%
------------------------------------------------------------------------------------------------------
Astoria Generating Co. Acquisitions LLC, Term Loan
B, 7.45%, 2013                                                         $    628,973      $     631,175
Cogentrix Delaware Holdings, Inc., Term Loan, 7%, 2012                      353,886            353,665
Coleto Creek Power, Letter of Credit, 8.26%, 2013                            82,094             81,273
Coleto Creek Power, Term Loan B, 8.2%, 2013                               1,206,788          1,194,720
LSP Gen Finance Co. LLC, Delayed Draw Term Loan, 6.99%, 2013                 28,794             28,684
LSP Gen Finance Co. LLC, Second Lien Term Loan, 8.99%, 2014                 161,000            162,476
LSP Gen Finance Co. LLC, Term Loan, 7.25%, 2013                             693,386            690,785
LSP-Kendall Energy LLC, Term Loan, 7.49%, 2013                              666,071            658,855
Mirant North America LLC, Term Loan B, 7.08%, 2013                        1,471,630          1,467,215
NRG Energy, Inc., Term Loan, 7.33%, 2013                                  1,090,268          1,093,948
Plum Point Energy, Synthetic Letter of Credit, 9.12%, 2014                  217,032            217,845
Plum Point Energy, Term Loan B, 8.75%, 2014                                 799,464            802,462
                                                                                         -------------
                                                                                         $   7,383,103
------------------------------------------------------------------------------------------------------
Utilities - Other - 0.3%
------------------------------------------------------------------------------------------------------
Thermal North America, Term Loan B, 7.25%, 2013                        $    611,680      $     610,151
------------------------------------------------------------------------------------------------------
TOTAL FLOATING RATE LOANS (IDENTIFIED COST, $188,170,409)                                $ 187,862,369
------------------------------------------------------------------------------------------------------
Bonds - 2.1%
------------------------------------------------------------------------------------------------------
Automotive - 0.4%
------------------------------------------------------------------------------------------------------
American Axle & Manufacturing, Inc., 5.25%, 2014                       $  1,080,000      $     896,400
------------------------------------------------------------------------------------------------------
Broadcasting - 0.6%
------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd., 10.4844%, 2012                   $    535,000      $     543,025
Paxson Communications Corp., FRN, 8.7569%, 2012                             725,000            730,437
                                                                                         -------------
                                                                                         $   1,273,462
------------------------------------------------------------------------------------------------------
Building - 0.4%
------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 8.3294%, 2012                           $    717,000      $     717,000
------------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.5%
------------------------------------------------------------------------------------------------------
GTECH Holdings Corp., 5.25%, 2014                                      $    200,000      $     200,115
MGM Mirage, Inc., 6%, 2009                                                  725,000            708,687
                                                                                         -------------
                                                                                         $     908,802
------------------------------------------------------------------------------------------------------
Retailers - 0.2%
------------------------------------------------------------------------------------------------------
AutoNation, Inc., FRN, 7.5069%, 2013 (z)                               $    400,000      $     402,000
------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $4,198,952)                                                $   4,197,664
------------------------------------------------------------------------------------------------------
Short-term Obligations - 6.4% (y)
------------------------------------------------------------------------------------------------------
Abbey National North America LLC, 5.28%, due 9/01/06                   $  5,550,000      $   5,550,000
Citibank Credit Card Issuance Trust, 5.38%, due 9/18/06 (t)               7,280,000          7,261,505
------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                                $  12,811,505
------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $205,180,866) (k)                                    $ 204,871,538
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (1.9)%                                                     (3,767,322)
------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                      $ 201,104,216
------------------------------------------------------------------------------------------------------
(g) The rate shown represents a weighted average coupon rate on settled positions at period end.
(k) As of August 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $4,197,664 and 2.05% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(o) All or a portion of this position has not settled. Upon settlement date, interest rates will be determined.
(r) Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section
    4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted security:

                                                                                          CURRENT
                                                       ACQUISITION      ACQUISITION        MARKET       TOTAL % OF
RESTRICTED SECURITY                                           DATE             COST         VALUE       NET ASSETS
--------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., FRN, 7.5069%, 2013                       4/05/06         $400,000      $402,000             0.2%

UNFUNDED LOAN COMMITMENTS
As of August 31, 2006, the portfolio had unfunded loan commitments of $1,590,207, which could be extended at the option of the borrower, pursuant to the following loan agreements:

                                                                             UNFUNDED          UNREALIZED
                                                                                 LOAN        APPRECIATION
BORROWER                                                                   COMMITMENT      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
Alon Usa, Inc., Edgington Term Loan, 2013                                  $   36,364            $   364
CBRL Group, Inc., Delayed Draw Term Loan, 2013                                172,550             (1,510)
LSP Gen Finance Co. LLC, Delayed Draw Term Loan, 2013                             401                 (1)
MEG Energy Corp., Delayed Draw Term Loan, 2013                              1,300,000             (7,475)
Riverstone C/R GS Holdings I, Delayed Draw Term Loan, 2011                     80,892               (253)
-----------------------------------------------------------------------------------------------------------
                                                                           $1,590,207            $(8,875)

At August 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these contracts.

The following abbreviations are used in this report and are defined:

FRN  Floating Rate Note. The interest rate is the rate in effect as of period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 8/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $205,180,866)               $204,871,538
Receivable for investments sold                                        6,242,094
Receivable for fund shares sold                                        2,539,668
Interest receivable                                                    1,704,854
Receivable from investment adviser                                        84,500
Unrealized appreciation on unfunded loan commitments                         364
Other assets                                                               3,656
------------------------------------------------------------------------------------------------------
Total assets                                                                              $215,446,674
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable to custodian                                                    $151,745
Distributions payable                                                    239,430
Payable for investments purchased                                     13,122,460
Payable for fund shares reacquired                                       685,173
Unrealized depreciation on unfunded loan commitments                       9,239
Payable to affiliates
  Management fee                                                           7,104
  Shareholder servicing costs                                              9,130
  Distribution and service fees                                            3,698
  Administrative services fee                                                239
Payable for independent trustees' compensation                               351
Accrued expenses and other liabilities                                   113,889
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $14,342,458
------------------------------------------------------------------------------------------------------
Net assets                                                                                $201,104,216
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $201,521,979
Unrealized appreciation (depreciation) on investments                   (318,203)
Accumulated distributions in excess of net realized gain (loss)
on investments                                                          (131,342)
Undistributed net investment income                                       31,782
------------------------------------------------------------------------------------------------------
Net assets                                                                                $201,104,216
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   19,987,135
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $153,946,108
  Shares outstanding                                                  15,299,075
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $10.06
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.50Xnet asset value per
  share)                                                                                        $10.32
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $29,472,286
  Shares outstanding                                                   2,929,303
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $10.06
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $17,685,822
  Shares outstanding                                                   1,758,757
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                         $10.06
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 8/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------------------
Interest income                                                                              $9,405,378
-------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                         $945,127
  Distribution and service fees                                           501,662
  Shareholder servicing costs                                             187,442
  Administrative services fee                                              30,051
  Independent trustees' compensation                                        4,772
  Custodian fee                                                           193,132
  Shareholder communications                                               60,518
  Auditing fees                                                            41,904
  Legal fees                                                               66,862
  Miscellaneous                                                           164,428
-------------------------------------------------------------------------------------------------------
Total expenses                                                                               $2,195,898
-------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (23,787)
  Reduction of expenses by investment adviser                            (413,828)
-------------------------------------------------------------------------------------------------------
Net expenses                                                                                 $1,758,283
-------------------------------------------------------------------------------------------------------
Net investment income                                                                        $7,647,095
-------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions
(identified cost basis)                                                                        $(73,430)
-------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $(773,210)
  Unfunded loan commitments                                                (9,125)
-------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                     $(782,335)
-------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                        $(855,765)
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                         $6,791,330
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                             YEARS ENDED 8/31
                                                                     ---------------------------------
                                                                          2006                 2005(c)

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                               $7,647,095              $1,051,998
Net realized gain (loss) on investments                                (73,430)                 95,520
Net unrealized gain (loss) on investments                             (782,335)                464,132
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                $6,791,330              $1,611,650
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                          $(5,780,755)              $(907,911)
  Class C                                                           (1,070,717)               (112,676)
  Class I                                                             (819,012)                (34,338)
From net realized gain on investments
  Class A                                                             $(64,442)                    $--
  Class C                                                              (15,506)                     --
  Class I                                                              (15,386)                     --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                       $(7,765,818)            $(1,054,925)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $133,897,872             $67,590,878
------------------------------------------------------------------------------------------------------
Redemption fees                                                        $31,636                  $1,593
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $132,955,020             $68,149,196
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                              68,149,196                      --
At end of period (including undistributed net investment
income of $31,782 and $7,492, respectively)                       $201,104,216             $68,149,196
------------------------------------------------------------------------------------------------------

(c) For the period from the commencement of the fund's investment operations, January 5, 2005, through the stated period end.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                              YEARS ENDED 8/31
                                                                             --------------------------------
                                                                                     2006             2005(c)
Net asset value, beginning of period                                               $10.13              $10.00
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.54               $0.26
  Net realized and unrealized gain (loss) on investments                            (0.07)               0.12
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.47               $0.38
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.53)             $(0.25)
  From net realized gain on investments                                             (0.01)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(0.54)             $(0.25)
-------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                        $0.00(w)            $0.00(w)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $10.06              $10.13
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                           4.70                3.88(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.41                2.40(a)
Expenses after expense reductions (f)                                                1.13                0.73(a)
Net investment income                                                                5.35                3.90(a)
Portfolio turnover                                                                     35                  48
Net assets at end of period (000 Omitted)                                        $153,946             $54,348
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                              YEARS ENDED 8/31
                                                                              -------------------------------
                                                                                     2006             2005(c)

Net asset value, beginning of period                                               $10.12              $10.00
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.46               $0.21
  Net realized and unrealized gain (loss) on investments                            (0.06)               0.13
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.40               $0.34
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.45)             $(0.22)
  From net realized gain on investments                                             (0.01)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(0.46)             $(0.22)
-------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                        $0.00(w)            $0.00(w)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $10.06              $10.12
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                                                           4.03                3.45(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.16                3.24(a)
Expenses after expense reductions (f)                                                1.87                1.53(a)
Net investment income                                                                4.58                3.30(a)
Portfolio turnover                                                                     35                  48
Net assets at end of period (000 Omitted)                                         $29,472             $12,335
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                              YEARS ENDED 8/31
                                                                              -------------------------------
                                                                                     2006             2005(c)

Net asset value, beginning of period                                               $10.13              $10.00
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.57               $0.27
  Net realized and unrealized gain (loss) on investments                            (0.08)               0.12
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $0.49               $0.39
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.55)             $(0.26)
  From net realized gain on investments                                             (0.01)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(0.56)             $(0.26)
-------------------------------------------------------------------------------------------------------------
Redemption fees added to paid-in capital (d)                                        $0.00(w)            $0.00(w)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $10.06              $10.13
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              4.96                3.98(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.16                2.12(a)
Expenses after expense reductions (f)                                                0.88                0.52(a)
Net investment income                                                                5.53                4.05(a)
Portfolio turnover                                                                     35                  48
Net assets at end of period (000 Omitted)                                         $17,686              $1,467
-------------------------------------------------------------------------------------------------------------

(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, January 5, 2005, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Floating Rate High Income Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest up to 100% of its portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS - The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund charges a 1% redemption fee on proceeds from Class A, Class C, and Class I shares redeemed or exchanged within 30 calendar days following their acquisition. The fund may change the redemption fee period in the future, including in connection with Securities and Exchange Commission rule developments. See the fund's prospectus for details. Any redemption fees are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, consent fees, and prepayment fees. These fees are recorded on an accrual basis as income in the accompanying financial statements. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended August 31, 2006, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended August 31, 2006, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders is as follows:

                                                    8/31/06             8/31/05
Ordinary income (including any short-term
  capital gains)                                 $7,765,818          $1,054,925

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 8/31/06

          Cost of investments                           $205,224,231
          ----------------------------------------------------------
          Gross appreciation                                $376,579
          Gross depreciation                                (729,272)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)       $(352,693)

          AS OF 8/31/06

          Undistributed ordinary income                   $1,102,664
          Capital loss carryforwards                          (1,442)
          Post-October capital loss deferral                 (86,535)
          Other temporary differences                     (1,079,757)

As of August 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          8/31/14                                            $(1,442)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has recently begun to evaluate the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, and certain other fees and expenses, such that operating expenses do not exceed the following annual rates based on average daily net assets:

     0.10% for the period April 1, 2005 through December 31, 2005
     0.40% for the period January 1, 2006 through March 31, 2006
     0.20% for the period April 1, 2006 through December 31, 2006

For the year ended August 31, 2006, this reduction amounted to $413,094 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $27,183 for the year ended August 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%            $268,541
Class C                             0.75%              0.25%              1.00%             1.00%             233,121
---------------------------------------------------------------------------------------------------------------------
Total distribution and service fees                                                                          $501,662

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended August
    31, 2006 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended August 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                    $11,593
              Class C                                    $28,546

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended August 31, 2006, the fee was $141,589, which equated to 0.0971% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended August 31, 2006, these costs amounted to $15,751. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended August 31, 2006 was equivalent to an annual effective rate of 0.0206% of the fund's average daily net assets.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended August 31, 2006, the fee paid to Tarantino LLC was $821. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $734, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $177,544,272 and $40,960,767, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                         YEAR ENDED                       YEAR ENDED
                                                          8/31/06                         8/31/05(c)
                                                  SHARES           AMOUNT          SHARES          AMOUNT
Shares sold
  Class A                                        16,791,136      $169,573,892      5,974,160      $59,986,531
  Class C                                         2,499,331        25,241,034      1,244,037       12,514,309
  Class I                                         1,850,027        18,684,158        144,378        1,445,449
--------------------------------------------------------------------------------------------------------------
                                                 21,140,494      $213,499,084      7,362,575      $73,946,289

Shares issued to shareholders in
reinvestment of distributions
  Class A                                           433,737        $4,374,766         75,080         $756,673
  Class C                                            65,994           665,512          6,671           67,259
  Class I                                            82,607           832,910          3,405           34,307
--------------------------------------------------------------------------------------------------------------
                                                    582,338        $5,873,188         85,156         $858,239

Shares reacquired
  Class A                                        (7,292,899)     $(73,645,120)      (682,139)     $(6,858,393)
  Class C                                          (854,315)       (8,617,010)       (32,415)        (325,537)
  Class I                                          (318,710)       (3,212,270)        (2,950)         (29,720)
--------------------------------------------------------------------------------------------------------------
                                                 (8,465,924)     $(85,474,400)      (717,504)     $(7,213,650)

Net change
  Class A                                         9,931,974      $100,303,538      5,367,101      $53,884,811
  Class C                                         1,711,010        17,289,536      1,218,293       12,256,031
  Class I                                         1,613,924        16,304,798        144,833        1,450,036
--------------------------------------------------------------------------------------------------------------
                                                 13,256,908      $133,897,872      6,730,227      $67,590,878

(c) For the period from the commencement of the fund's investment operations, January 5, 2005, through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended August 31, 2006, the fund's commitment fee and interest expense were $862 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To The Trustees of MFS Series Trust X and the Shareholders of MFS Floating Rate High Income Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Floating Rate High Income Fund (one of the portfolios comprising MFS Series Trust X) (the "Trust") as of August 31, 2006, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from January 5, 2005 (commencement of operations) through August 31, 2005. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Floating Rate High Income Fund as of August 31, 2006, the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period from January 5, 2005 (commencement of operations) through August 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 20, 2006

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of October 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each
Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); Secretary of Economic
                                                                          Affairs, The Commonwealth of
                                                                          Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Senior Cardiac Surgeon, Chief of
                                                                          Cardiac Surgery (until 2005);
                                                                          Harvard Medical School, Professor
                                                                          of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization,
                                                                          Chair (2000 to 2004)

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since
                                                                          April 2001); Encinitos Ventures
                                                                          (private investment company),
                                                                          Principal (1997 to April 2001);
                                                                          Lincoln Electric Holdings, Inc.
                                                                          (welding equipment manufacturer),
                                                                          Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

----------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIAN
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                             Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741              200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGERS
David J. Cobey
Philip C. Robbins

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (ii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (iv) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (v) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

The Fund commenced operations in January, 2005 and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before November 1, 2006 by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
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M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of
2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the series of the Registrant (the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended August 31, 2006 and 2005, audit fees billed to the Fund by Deloitte were as follows:

                                                         Audit Fees
         FEES BILLED BY DELOITTE:                    2006           2005
                                                     ----           ----

         MFS Floating Rate High Income Fund        $31,704        $32,504

For the fiscal years ended August 31, 2006 and 2005, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2006           2005           2006          2005           2006           2005
                                         ----           ----           ----          ----           ----           ----

       To MFS Floating Rate                     $0             $0       $10,200        $11,900           $508            $0
       High Income Fund

       To MFS and MFS Related           $1,035,850     $1,018,716            $0        $62,000       $454,751      $617,000
       Entities of  MFS Floating
       Rate High Income Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2006                         2005
                                              ----                         ----

       To MFS Floating Rate High        $1,619,199                   $1,747,217
       Income Fund, MFS and MFS
       Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in the period between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X
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By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 19, 2006
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 19, 2006
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 19, 2006
      ----------------


* Print name and title of each signing officer under his or her signature.